SCHWAB

EQUITY INDEX FUNDS



PROSPECTUS
February 28, 2001
amended as of August 28, 2001


SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

SCHWAB SMALL-CAP INDEX FUND(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

SCHWAB INTERNATIONAL INDEX FUND(R)


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB

EQUITY INDEX FUNDS



ABOUT THE FUNDS


 4  Schwab S&P 500 Fund

10  Schwab 1000 Fund(R)

14  Schwab Small-Cap Index Fund(R)

18  Schwab Total Stock Market
    Index Fund(TM)

22  Schwab International Index Fund(R)

26  Fund Management



INVESTING IN THE FUNDS


28  Buying Shares

29  Selling/Exchanging Shares

30  Transaction Policies

31  Distributions and Taxes

ABOUT THE FUNDS


The funds in this prospectus share the same basic INVESTMENT STRATEGY: They are designed to track the performance of a stock market index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown LOW PORTFOLIO TURNOVER compared to actively managed funds.

The funds are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB

S&P 500 FUND



THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.


INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.



TICKER SYMBOLS

Investor Shares       SWPIX
Select Shares(R)      SWPPX
e.shares(R)           SWPEX



LARGE-CAP STOCKS


Although the 500 companies in the index constitute only about 7% of all the publicly traded companies in the United States, they represent approximately 80% of the total value of the U.S. stock market. (All figures are as of 10/31/00.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.


                                  S&P 500 FUND

                                       4
                                      ===

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.


Long-term investors who want to focus on LARGE-CAP U.S. STOCKS or who are looking for performance that is linked to a POPULAR INDEX may want to consider this fund.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


INDEX OWNERSHIP

"Standard & Poor's,(R)" "S&P,(R)" "S&P 500,(R)" "Standard & Poor's 500(R)" and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

More complete information may be found in the Statement of Additional Information (see back cover).


                                  S&P 500 FUND

                                       5
                                      ===

PERFORMANCE


Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.


ANNUAL TOTAL RETURNS (%) as of 12/31

 INVESTOR SHARES
                   [BAR GRAPH]

                  97        98       99         00
----------------------------------------------------
                32.47     28.00     20.60     (9.33)

BEST QUARTER: 21.08% Q4 1998
WORST QUARTER: (9.98%) Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                    SINCE
                      1 YEAR    INCEPTION
-----------------------------------------
Investor Shares       (9.33)      17.52 1
Select Shares(R)      (9.17)      14.90 2
e.Shares(R)           (9.23)      17.65 3
S&P 500(R) Index      (9.10)      18.03 4

1 Inception: 5/1/96.

2 Inception: 5/19/97.

3 Inception: 5/1/96.

4 From 5/1/96.



FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


 FEE TABLE (%)

                                   INVESTOR         SELECT
                                     SHARES      SHARES(R)   E.SHARES(R)
========================================================================
SHAREHOLDER FEES
------------------------------------------------------------------------
Redemption fee, charged only
on shares you sell 180 days
or less after buying them and
paid directly to the fund              0.75         0.75         0.75

ANNUAL OPERATING EXPENSES
(% of average net assets)
------------------------------------------------------------------------
Management fees*                       0.17         0.17         0.17
Distribution (12b-1) fees              None         None         None
Other expenses*                        0.29         0.13         0.13
                                    ====================================
Total annual operating expenses        0.46         0.30         0.30

EXPENSE REDUCTION                     (0.11)       (0.11)       (0.02)
                                    ------------------------------------
NET OPERATING EXPENSES**               0.35         0.19         0.28
                                    ====================================

*   Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).


 EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------
Investor Shares         $ 36        $137        $247        $569
Select Shares(R)        $ 19        $ 85        $158        $370
e.Shares(R)             $ 29        $ 95        $167        $379


The performance information above shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.


                                  S&P 500 FUND

                                       6
                                      ===

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                    11/1/99-         11/1/98-         11/1/97-         11/1/96-           5/1/96 1-
INVESTOR SHARES                                     10/31/00         10/31/99         10/31/98         10/31/97         10/31/96
====================================================================================================================================
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                21.17            17.05            14.17            10.88            10.00
                                                    --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.17             0.17             0.16             0.14             0.08
 Net realized and unrealized gains                     1.06             4.10             2.85             3.24             0.80
                                                    --------------------------------------------------------------------------------
 Total income from investment operations               1.23             4.27             3.01             3.38             0.88
Less distributions:
 Dividends from net investment income                 (0.18)           (0.15)           (0.13)           (0.09)              --
 Distributions from net realized gains                (0.07)              --               --               --               --
                                                    --------------------------------------------------------------------------------
 Total distributions                                  (0.25)           (0.15)           (0.13)           (0.09)              --
                                                    --------------------------------------------------------------------------------
Net asset value at end of period                      22.15            21.17            17.05            14.17            10.88
                                                    ================================================================================
Total return (%)                                       5.81            25.20            21.39            31.29             8.80 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.35 4           0.35             0.35             0.38             0.49 3
Expense reductions reflected in above ratio            0.16             0.27             0.28             0.32             0.40 3
Ratio of net investment income to
 average net assets                                    0.81             1.01             1.25             1.49             1.89 3
Portfolio turnover rate                                   9                3                1                3                1
Net assets, end of period ($ x 1,000,000)             3,617            3,183            1,935              923              244


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


                                  S&P 500 FUND

                                       7
                                      ===

                                                    11/1/99-         11/1/98-         11/1/97-          5/19/97 1-
SELECT SHARES(R)                                    10/31/00         10/31/99         10/31/98         10/31/97
================================================================================================================
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                21.23            17.09            14.19            12.85
                                                    ------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.20             0.20             0.26             0.05
 Net realized and unrealized gains                     1.06             4.12             2.78             1.29
                                                    ------------------------------------------------------------
 Total income from investment operations               1.26             4.32             3.04             1.34
Less distributions:
 Dividends from net investment income                 (0.21)           (0.18)           (0.14)              --
 Distributions from net realized gains                (0.07)              --               --               --
                                                    ------------------------------------------------------------
 Total distributions                                  (0.28)           (0.18)           (0.14)              --
                                                    ------------------------------------------------------------
Net asset value at end of period                      22.21            21.23            17.09            14.19
                                                    ============================================================
Total return (%)                                       5.94            25.42            21.63            10.43 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.19 4           0.19             0.19             0.19 3
Expense reductions reflected in above ratio            0.16             0.28             0.28             0.34 3
Ratio of net investment income to
 average net assets                                    0.98             1.17             1.40             1.46 3
Portfolio turnover rate                                   9                3                1                3
Net assets, end of period ($ x 1,000,000)             4,357            3,750            1,548              486


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.


                                  S&P 500 FUND

                                        8
                                       ===

                                                    11/1/99-         11/1/98-         11/1/97-         11/1/96-           5/1/96 1-
e.SHARES(R)                                         10/31/00         10/31/99         10/31/98         10/31/97         10/31/96
====================================================================================================================================
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                21.21            17.08            14.19            10.89            10.00
                                                    --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.20             0.20             0.15             0.21             0.04
 Net realized and unrealized gains                     1.04             4.09             2.88             3.19             0.85
                                                    --------------------------------------------------------------------------------
 Total income from investment operations               1.24             4.29             3.03             3.40             0.89
Less distributions:
 Dividends from net investment income                 (0.21)           (0.16)           (0.14)           (0.10)              --
 Distributions from net realized gains                (0.07)              --               --               --               --
                                                    --------------------------------------------------------------------------------
 Total distributions                                  (0.28)           (0.16)           (0.14)           (0.10)              --
                                                    --------------------------------------------------------------------------------
Net asset value at end of period                      22.17            21.21            17.08            14.19            10.89
                                                    ================================================================================
Total return (%)                                       5.84            25.28            21.50            31.48             8.90 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.28 4           0.28             0.28             0.28             0.28 3
Expense reductions reflected in above ratio            0.07             0.20             0.24             0.33             0.91 3
Ratio of net investment income to
 average net assets                                    0.88             1.08             1.32             1.61             1.82 3
Portfolio turnover rate                                   9                3                1                3                1
Net assets, end of period ($ x 1,000,000)               441              435              281              132               36


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


                                  S&P 500 FUND

                                       9
                                      ===

SCHWAB                                                   TICKER SYMBOLS
1000 FUND(R)
                                                         Investor Shares   SNXFX
                                                         Select Shares(R)  SNXSX



THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX.(R)

INDEX

THE SCHWAB 1000 INDEX(R) INCLUDES THE COMMON STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.



LARGE- AND
MID-CAP STOCKS

Although there are currently more than 6,700 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 86% of the total value of all U.S. stocks. (Figures are as of 10/31/00.)

These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.

                                SCHWAB 1000 FUND

                                       10
                                      ===

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE- AND MID-CAP PORTIONS OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.



Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking BROAD DIVERSIFICATION in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.



OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

                                SCHWAB 1000 FUND

                                       11
                                      ===

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES
[BAR GRAPH]

 92        93         94       95        96      97        98        99       00
----------------------------------------------------------------------------------
8.52      9.63      (0.11)    36.60     21.57   31.92     27.16     21.00   (8.21)

BEST QUARTER: 21.93% Q4 1998
WORST QUARTER: (10.70%) Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                           SINCE
                                  1 YEAR            5 YEARS            INCEPTION
--------------------------------------------------------------------------------
Investor Shares                   (8.21)              17.77              15.86 1
Select Shares(R)                  (8.11)                 --              15.43 2
S&P 500(R) Index                  (9.10)              18.33              16.17 3
Schwab 1000 Index(R)              (7.98)              18.17              16.30 3

1 Inception: 4/2/91.
2 Inception: 5/19/97.
3 From 4/2/91.



FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                        INVESTOR          SELECT
                                                          SHARES       SHARES(R)
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only
on shares you sell 180 days
or less after buying them and
paid directly to the fund                                   0.75            0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                      0.23                   0.23
Distribution (12b-1) fees                            None                   None
Other expenses*                                      0.27                   0.12
                                                     ===========================
TOTAL ANNUAL OPERATING EXPENSES                      0.50                   0.35

EXPENSE REDUCTION                                   (0.04)                  0.00
                                                     ---------------------------
NET OPERATING EXPENSES**                             0.46                   0.35
                                                     ===========================

*  Restated to reflect current expenses.
** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares                      $47          $156         $276         $624
Select Shares(R)                     $36          $113         $197         $443


           The performance information above shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.

                                SCHWAB 1000 FUND

                                       12
                                      ===

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                 11/1/99-       11/1/98-        11/1/97         9/1/97        9/1/96         9/1/95
INVESTOR SHARES                                  10/31/00       10/31/99       10/31/98       10/31/97       8/31/97        8/31/96
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              37.12          29.90          25.25          24.78         18.14          15.68
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                0.26           0.26           0.27           0.04          0.28           0.24
 Net realized and unrealized gains                   2.83           7.21           4.64           0.43          6.62           2.45
                                                 -----------------------------------------------------------------------------------
 Total income from investment operations             3.09           7.47           4.91           0.47          6.90           2.69
Less distributions:
 Dividends from net investment income               (0.26)         (0.25)         (0.26)            --         (0.26)         (0.23)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                    39.95          37.12          29.90          25.25         24.78          18.14
                                                 ===================================================================================
Total return (%)                                     8.34          25.12          19.63           1.90 2       38.32          17.27

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  0.46 4         0.46           0.46           0.46 3        0.47           0.49
Expense reductions reflected in above ratio          0.04           0.05           0.05           0.04 3        0.06           0.08
Ratio of net investment income to
 average net assets                                  0.63           0.78           1.02           1.00 3        1.33           1.66
Portfolio turnover rate                                 9              3              2             --             2              2
Net assets, end of period ($ x 1,000,000)           5,083          4,925          3,657          2,611         2,499          1,560

                                                    11/1/99          11/1/98          11/1/97           9/1/97         5/19/97 1
SELECT SHARES(R)                                   10/31/00         10/31/99         10/31/98         10/31/97         8/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period                37.16            29.93            25.26            24.79           22.64
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                 0.29             0.30             0.32             0.04            0.05
 Net realized and unrealized gains                     2.84             7.22             4.63             0.43            2.10
                                                   ---------------------------------------------------------------------------------
 Total income from investment operations               3.13             7.52             4.95             0.47            2.15
Less distributions:
 Dividends from net investment income                 (0.31)           (0.29)           (0.28)              --              --
                                                   ---------------------------------------------------------------------------------
Net asset value at end of period                      39.98            37.16            29.93            25.26           24.79
                                                   =================================================================================

Total return (%)                                       8.46            25.29            19.79             1.90 2          9.50 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.35 5           0.35             0.35             0.35 3          0.35 3
Expense reductions reflected in above ratio              --             0.02             0.04             0.06 3          0.33 3
Ratio of net investment income to
 average net assets                                    0.74             0.89             1.11             1.11 3          1.26 3
Portfolio turnover rate                                   9                3                2               --               2
Net assets, end of period ($ x 1,000,000)             2,159            2,214            1,041              426             347

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

                                SCHWAB 1000 FUND

                                       13
                                      ===

SCHWAB

SMALL-CAP INDEX FUND(R)


THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.


INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the common stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.



TICKER SYMBOLS

INVESTOR SHARES              SWSMX
SELECT SHARES(R)             SWSSX



SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.

With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.


                              SMALL-CAP INDEX FUND

                                       14
                                      ===

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stocks perform less well than large- or mid-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.


With its SMALL-CAP FOCUS, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.



OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to stocks for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


                              SMALL-CAP INDEX FUND

                                       15
                                      ===

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.


ANNUAL TOTAL RETURNS (%) as of 12/31

 INVESTOR SHARES

                                  [BAR CHART]

         94          95         96         97         98          99         00
--------------------------------------------------------------------------------
       (3.08)      27.65      15.49      25.69      (3.57)      24.20       3.73


BEST QUARTER: 18.09% Q4 1999
WORST QUARTER: (20.94%) Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                             SINCE
                                 1 YEAR       5 YEARS    INCEPTION
------------------------------------------------------------------
 Investor Shares                   3.73         12.52      12.24 1
 Select Shares(R)                  3.82            --      12.76 2
 Russell 2000 Index(R)            (3.02)        10.31      11.04 3
 Schwab Small-Cap Index(R)         3.92         14.21      13.71 3

1 Inception: 12/3/93.

2 Inception: 5/19/97.

3 From 12/3/93.



FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


FEE TABLE (%)

                                     INVESTOR         SELECT
                                       SHARES      SHARES(R)
============================================================
SHAREHOLDER FEES
------------------------------------------------------------
Redemption fee, charged only
on shares you sell 180 days or
less after buying them and
paid directly to the fund                0.75           0.75

ANNUAL OPERATING EXPENSES
(% of average net assets)
------------------------------------------------------------
Management fees*                         0.30           0.30
Distribution (12b-1) fees                None           None
Other expenses*                          0.31           0.16
                                     =======================
Total annual operating expenses          0.61           0.46

EXPENSE REDUCTION                       (0.12)         (0.08)
                                     -----------------------
NET OPERATING EXPENSES**                 0.49           0.38
                                     =======================

*   Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------
Investor Shares                $ 50         $183         $328         $751
Select Shares(R)               $ 39         $140         $250         $571


The performance information above shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.


                              SMALL-CAP INDEX FUND

                                       16
                                      ===

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                      11/1/99-      11/1/98-      11/1/97-      11/1/96-      11/1/95-
 INVESTOR SHARES                                      10/31/00      10/31/99      10/31/98      10/31/97      10/31/96
=======================================================================================================================
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.41         15.39         17.73         13.59         11.70
                                                      -----------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.07          0.06          0.05          0.06          0.07
 Net realized and unrealized gains or losses             3.62          2.89         (2.33)         4.14          1.88
                                                      -----------------------------------------------------------------
 Total income or loss from investment operations         3.69          2.95         (2.28)         4.20          1.95
Less distributions:
 Dividends from net investment income                   (0.04)        (0.06)        (0.06)        (0.06)        (0.06)
 Distributions from net realized gains                     --         (0.87)           --            --            --
                                                      -----------------------------------------------------------------
 Total distributions                                    (0.04)        (0.93)        (0.06)        (0.06)        (0.06)
                                                      -----------------------------------------------------------------
Net asset value at end of period                        21.06         17.41         15.39         17.73         13.59
                                                      =================================================================
Total return (%)                                        21.22         19.96        (12.88)        31.03         16.73

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                      0.49 4        0.49          0.49          0.52          0.59
Expense reductions reflected in above ratio              0.16          0.30          0.32          0.37          0.35
Ratio of net investment income to
 average net assets                                      0.44          0.33          0.35          0.53          0.56
Portfolio turnover rate                                    54            41            40            23            23
Net assets, end of period ($ x 1,000,000)                 803           452           480           410           209


                                                      11/1/99-      11/1/98-      11/1/97-     5/19/97 1-
 SELECT SHARES(R)                                     10/31/00      10/31/99      10/31/98      10/31/97
=========================================================================================================
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.44         15.41         17.75         14.50
                                                      ---------------------------------------------------
Income from investment operations:
  Net investment income                                  0.11          0.07          0.08          0.02
  Net realized and unrealized gains or losses            3.61          2.90         (2.35)         3.23
                                                      ---------------------------------------------------
  Total income or loss from investment operations        3.72          2.97         (2.27)         3.25
Less distributions:
  Dividends from net investment income                  (0.07)        (0.07)        (0.07)           --
  Distributions from net realized gains                    --         (0.87)           --            --
                                                      ---------------------------------------------------
  Total distributions                                   (0.07)        (0.94)        (0.07)           --
                                                      ---------------------------------------------------
Net asset value at end of period                        21.09         17.44         15.41         17.75
                                                      ===================================================
Total return (%)                                        21.37         20.14        (12.81)        22.41 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.38 5        0.38          0.38          0.38 3
Expense reductions reflected in above ratio              0.12          0.27          0.33          0.52 3
Ratio of net investment income to
  average net assets                                     0.55          0.44          0.46          0.56 3
Portfolio turnover rate                                    54            41            40            23
Net assets, end of period ($ x 1,000,000)                 757           447           150            81


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.


                              SMALL-CAP INDEX FUND

                                       17
                                      ===

SCHWAB

TOTAL STOCK MARKET
INDEX FUND(TM)




THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.


INDEX

THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED COMMON STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE -- Currently More Than 6,700 Stocks. the Index Weights Each Stock According to Its Market Capitalization (Total Market Value of All Shares Outstanding).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

Ticker Symbols

Investor Shares                                            SWTIX
Select Shares(R)                                           SWTSX


THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 3,000 of the market's listed stocks represent about 99% of its total value. (All figures on this page are as of 10/31/00).

In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

                         TOTAL STOCK MARKET INDEX FUND

                                       18
                                      ===

With its very BROAD EXPOSURE to the U.S. stock market, this fund is designed for LONG-TERM INVESTORS who want exposure to all three tiers of the market: large-, mid- and small-cap.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.

OTHER RISK FACTORS


Although the fund's main risks are those associated with its stock investments, its other investment strategies also involve risks.

For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund uses to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

                         TOTAL STOCK MARKET INDEX FUND

                                       19
                                      ===

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

ANNUAL TOTAL RETURNS (%) as of 12/31

Investor Shares

              [BAR GRAPH]

                                    00
                                   (10.63)


BEST QUARTER:   3.59%  Q1 2000
WORST QUARTER: (9.97%) Q4 2000



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                 SINCE
                                      1 YEAR   INCEPTION
 Investor Shares                      (10.63)    2.31 1
 Select Shares(R)                     (10.49)    2.46 1
 Wilshire 5000 Total Market Index     (10.89)    2.20 2

1 Inception: 6/1/99.
2 From 6/1/99.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                          INVESTOR   SELECT
                                                          SHARES     SHARES(R)
SHAREHOLDER FEES
Redemption fee, charged only
on shares you sell 180 days or
less after buying them and
paid directly to the fund                                    0.75   0.75


ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                              0.30   0.30
Distribution (12b-1) fees                                    None   None
Other expenses*                                              0.36   0.21
                                                            =====  =====
Total annual operating expenses                              0.66   0.51

EXPENSE REDUCTION                                           (0.26) (0.24)
                                                            -----  -----
NET OPERATING EXPENSES**                                     0.40   0.27
                                                            =====  =====

*        Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investor Shares                 $41     $185     $342     $798
Select Shares(R)                $28     $139     $261     $617

The performance information above shows you how the fund's PERFORMANCE compares to that of THE INDEX, which varies OVER TIME.

                         TOTAL STOCK MARKET INDEX FUND

                                       20
                                      ===

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                              11/1/99-         6/1/99 1
Investor Shares                               10/31/00         10/31/99
PER-SHARE DATA ($)

Net asset value at beginning of period          20.87           20.00
                                              -------------------------
Income from investment operations:
  Net investment income                          0.16            0.07
  Net realized and unrealized gains              1.56            0.80
                                              -------------------------
  Total income from investment operations        1.72            0.87
Less distributions:
  Dividends from net investment income          (0.10)             --
                                              -------------------------
Net asset value at end of period                22.49           20.87
                                              =========================
Total return (%)                                 8.23            4.35 2

 RATIOS/SUPPLEMENTAL DATA (%)
Ratio of net operating expenses to
  average net assets                             0.40 4          0.40 3
Expense reductions reflected in above ratio      0.26            0.51 3
Ratio of net investment income to
  average net assets                             0.76            0.92 3
Portfolio turnover rate                             2               1
Net assets, end of period ($ x 1,000,000)         218             136

                                              11/1/99-         6/1/99(1)
Select Shares (R)                             10/31/00         10/31/99
PER-SHARE DATA ($)
Net asset value at beginning of period          20.89           20.00
                                              -------------------------
Income from investment operations:
  Net investment income                          0.17            0.07
  Net realized and unrealized gains              1.56            0.82
                                              -------------------------
  Total income from investment operations        1.73            0.89
Less distributions:
  Dividends from net investment income          (0.10)             --
                                              -------------------------
Net asset value at end of period                22.52           20.89
                                              =========================
Total return (%)                                 8.30            4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of net operating expenses to
  average net assets                             0.27 5         0.273
Expense reductions reflected in above ratio      0.24           0.473
Ratio of net investment income to
  average net assets                             0.89            1.05 3
Portfolio turnover rate                             2               1
Net assets, end of period ($ x 1,000,000)         262             149

1        Commencement of operations.

2        Not annualized.

3        Annualized.

4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.


                         TOTAL STOCK MARKET INDEX FUND

                                       21
                                      ===

SCHWAB

INTERNATIONAL INDEX FUND




THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX.(R) The index includes common stocks of the 350 largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan -- currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

Ticker Symbols

Investor Shares                                            SWINX
Select Shares(R)                                           SWISX


INTERNATIONAL STOCKS

Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 51% of the world's total market capitalization. (All figures are as of 10/31/00.)

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.

                            INTERNATIONAL INDEX FUND

                                       22
                                      ===

For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE PERFORMANCE OF A MIX OF INTERNATIONAL LARGE-CAP STOCKS, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of market declines.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCKS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks perform less well than other types of stocks or other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

                            INTERNATIONAL INDEX FUND

                                       23
                                      ===

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

Annual total returns (%)as of 12/31

Investor Shares

                                  [BAR GRAPH]


  94   3.84
  95   14.22
  96   9.12
  97   7.31
  98   15.85
  99   33.62
  00   (17.5)

 BEST QUARTER:   19.88%  Q4 1999
 WORST QUARTER: (14.93%) Q3 1998


Average annual total returns (%) as of 12/31/00

                                                             SINCE
                              1 YEAR          5 YEARS      INCEPTION
--------------------------------------------------------------------
Investor Shares              (17.59)            8.35         8.28 1
Select Shares(R)             (17.51)              --         6.81 2
MSCI-EAFE(R) Index           (14.17)            7.13         7.20 3
Schwab International
Index(R)                     (16.88)            8.74         8.87 3

1 Inception: 9/9/93.

2 Inception: 5/19/97.

3 From 9/9/93.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

Fee Table (%)


                                                     INVESTOR           SELECT
                                                      SHARES           SHARES(R)
SHAREHOLDER FEES
Redemption fee, charged only
on shares you sell 180 days or
less after buying them and
paid directly to the fund                              1.50              1.50

ANNUAL OPERATING EXPENSES (% of average net assets)
 Management fees*                                      0.40              0.40
 Distribution (12b-1) fees                             None              None
 Other expenses*                                       0.35              0.20
                                                       ======================
 Total annual operating expenses                       0.75              0.60

EXPENSE REDUCTION                                     (0.17)            (0.13)
                                                       ----------------------
NET OPERATING EXPENSES**                               0.58              0.47
                                                       ======================

*        Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
Investor Shares                $59          $223        $400        $914
Select Shares(R)               $48          $179        $322        $738

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                            INTERNATIONAL INDEX FUND

                                       24
                                      ===

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                 11/1/99-  11/1/98-  11/1/97-  11/1/96-   11/1/95-
Investor Shares                                  10/31/00  10/31/99  10/31/98  10/31/97   10/31/96
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period            17.93    14.21      13.31     12.23     11.13
--------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                             0.20     0.19       0.17      0.17      0.16
 Net realized and unrealized gains or losses      (0.85)    3.66       0.88      1.08      1.07
--------------------------------------------------------------------------------------------------
 Total income or loss from investment operations  (0.65)    3.85       1.05      1.25      1.23
Less distributions:
 Dividends from net investment income             (0.15)   (0.13)     (0.15)    (0.17)    (0.13)
--------------------------------------------------------------------------------------------------
Net asset value at end of period                  17.13    17.93      14.21     13.31     12.23
==================================================================================================
Total return (%)                                  (3.69)   27.31       8.02     10.33     11.07

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of net operating expenses to
 average net assets                                0.58 4   0.58       0.58      0.61      0.69
Expense reductions reflected in above ratio        0.23     0.41       0.46      0.52      0.48
Ratio of net investment income to
 average net assets                                1.60     1.24       1.35      1.36      1.50
Portfolio turnover rate                            16       5          6         13        6
Net assets, end of period ($ x 1,000,000)          637      447        428       318       247

                                                 11/1/99-  11/1/98-  11/1/97-   11/1/97-
Select Shares                                    10/31/00  10/31/99  10/31/98   10/31/98
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------
Net asset value at beginning of period            17.96     14.23      13.32    13.59
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.27      0.18       0.22     0.04
  Net realized and unrealized gains or losses     (0.91)     3.70       0.85    (0.31)
----------------------------------------------------------------------------------------
  Total income or loss from investment operations (0.64)     3.88       1.07    (0.27)
Less distributions:
  Dividends from net investment income            (0.18)    (0.15)     (0.16)      --
----------------------------------------------------------------------------------------
Net asset value at end of period                  17.14     17.96      14.23    13.32
========================================================================================
Total return (%)                                  (3.65)    27.49       8.16    (1.99) 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------
Ratio of net operating expenses to
 average net assets                                0.47 5    0.47       0.47     0.47 3
Expense reductions reflected in above ratio        0.19      0.39       0.48     0.80 3
Ratio of net investment income to
 average net assets                                1.71      1.57       1.49     0.17 3
Portfolio turnover rate                            16        5          6        13
Net assets, end of period ($ x 1,000,000)          700       449        94       50

1. Commencement of operations.

2. Not annualized.

3. Annualized.

4. Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.

5. Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.


                            INTERNATIONAL INDEX FUND

                                       25
                                      ===

Fund Management

The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $120 billion under management.

The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 10/31/00.)

As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/00, these fees were 0.14% for the Schwab S&P 500 Fund, 0.22% for the Schwab 1000 Fund,(R) 0.22% for the Schwab Small-Cap Index Fund,(R) 0.07% for the Schwab Total Stock Market Index Fund,(TM) and 0.27% for the Schwab International Index Fund.(R) These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of and has overall responsibility for each of the funds. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of Schwab Total Stock Market Index Fund and Schwab International Index Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management, most recently at Wilshire Associates, Inc.



                                FUND MANAGEMENT

                                       26
                                      ===

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT FOR YOU. You also will see how to choose a share class and a distribution option for your investment. Helpful information on TAXES is included as well.



                             INVESTING IN THE FUNDS

                                       27
                                      ===

Buying Shares

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

Step 1

CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans. The minimums shown below are for each fund and share class.

                  MINIMUM INITIAL      MINIMUM ADDITIONAL
 SHARE CLASS      INVESTMENT           INVESTMENT                MINIMUM BALANCE
 -------------------------------------------------------------------------------
 Investor Shares  $2,500 ($1,000 for   $500 ($100 for custodial        --
                  retirement and       accounts and Auto-
                  custodial accounts)  matic Investment Plan)

 Select Shares(R) $50,000              $1,000                       $40,000

 e.Shares(R)      $1,000 ($500 for     $100                            --
                  retirement and
                  custodial accounts)


Step 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION              FEATURES
 -------------------------------------------------------------------------------
 Reinvestment        All dividends and capital gain distributions are invested
                     automatically in shares of your fund and share class.

 Cash/reinvestment   You receive payment for dividends, while any capital gain
 mix                 distributions are   invested in shares of your fund and
                     share class.

 Cash You receive payment for all dividends and capital gain distributions.

Step 3

PLACE YOUR ORDER. Use any of the methods described at right. Remember that e.Shares(R) are available only through SchwabLink. Make checks payable to Charles Schwab & Co., Inc.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds are automatically paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.



                             INVESTING IN THE FUNDS

                                       28
                                      ===

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

-        A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes of the same fund.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


Methods for placing direct orders

INTERNET
www.schwab.com

SCHWAB BY PHONE(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922.

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

IN PERSON

Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-        Your name or, for Internet orders, your account number/"LoginID."

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer.

-        When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                             INVESTING IN THE FUNDS

                                       29
                                      ===

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN.

THE FUNDS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, for each share class, after the close of the NYSE. A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.

-        To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

-        To revise the redemption fee criteria.


                             INVESTING IN THE FUNDS

                                       30
                                      ===

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

                             INVESTING IN THE FUNDS

                                       31
                                       ==

SCHWAB

EQUITY INDEX FUNDS



PROSPECTUS
February 28, 2001
amended as of August 28, 2001




TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov. or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC FILE NUMBERS

Schwab S&P 500 Fund 811-7704
Schwab 1000 Fund(R) 811-6200
Schwab Small-Cap Index Fund(R) 811-7704
Schwab Total Stock Market Index Fund(TM) 811-7704
Schwab International Index Fund(R) 811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov


SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

www.schwab.com/schwabfunds

REG13644FLD-04                    [CHARLES SCHWAB LOGO]